Income taxes - Schedule of provision for income taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Loss before income taxes	$ (52,013,186)	$ (22,710,624)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (13,783,494)	$ (6,018,315)
Permanent differences	7,797,290	2,706,000
Other adjustments	6,334,913	0
Change in tax benefits not recognized	(348,709)	3,312,315
Total Income tax expense	$ 0	$ 0